Annual Fund Operating Expenses	Dec. 31, 2024
Macquarie VIP Growth and Income Series | Standard Class
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	none
Other expenses	0.04%
Total annual series operating expenses	0.68%
Fee waivers and expense reimbursements	none	[1]
Total annual series operating expenses after fee waivers and expense reimbursements	0.68%
Macquarie VIP Growth Equity Series | Standard Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.10%
Total annual series operating expenses	0.75%
Fee waivers and expense reimbursements	none	[2]
Total annual series operating expenses after fee waivers and expense reimbursements	0.75%
Macquarie VIP Small Cap Value Series | Standard Class
Operating Expenses:
Management fees	0.69%
Distribution and service (12b-1) fees	none
Other expenses	0.05%
Total annual series operating expenses	0.74%
Fee waivers and expense reimbursements	none	[3]
Total annual series operating expenses after fee waivers and expense reimbursements	0.74%
Macquarie VIP Small Cap Value Series | Service Class
Operating Expenses:
Management fees	0.69%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.05%
Total annual series operating expenses	1.04%
Fee waivers and expense reimbursements	none	[3]
Total annual series operating expenses after fee waivers and expense reimbursements	1.04%
Macquarie VIP Opportunity Series | Standard Class
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.13%
Total annual series operating expenses	0.88%
Fee waivers and expense reimbursements	(0.05%)	[4]
Total annual series operating expenses after fee waivers and expense reimbursements	0.83%
Macquarie VIP Fund for Income Series | Standard Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.18%
Acquired fund fees and expenses	0.01%	[5]
Total annual series operating expenses	0.84%	[6]
Fee waivers and expense reimbursements	(0.09%)	[7]
Total annual series operating expenses after fee waivers and expense reimbursements	0.75%
Macquarie VIP Fund for Income Series | Service Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.18%
Acquired fund fees and expenses	0.01%	[5]
Total annual series operating expenses	1.14%	[6]
Fee waivers and expense reimbursements	(0.09%)	[7]
Total annual series operating expenses after fee waivers and expense reimbursements	1.05%
Macquarie VIP Investment Grade Series | Standard Class
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.35%
Total annual series operating expenses	0.85%
Fee waivers and expense reimbursements	(0.22%)	[8]
Total annual series operating expenses after fee waivers and expense reimbursements	0.63%
Macquarie VIP Investment Grade Series | Service Class
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.35%
Total annual series operating expenses	1.15%
Fee waivers and expense reimbursements	(0.22%)	[8]
Total annual series operating expenses after fee waivers and expense reimbursements	0.93%
Macquarie VIP Limited Duration Bond Series | Standard Class
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.63%
Acquired fund fees and expenses	0.01%	[9]
Total annual series operating expenses	1.14%	[10]
Fee waivers and expense reimbursements	(0.60%)	[11]
Total annual series operating expenses after fee waivers and expense reimbursements	0.54%
Macquarie VIP Emerging Markets Series | Standard Class
Operating Expenses:
Management fees	1.24%
Distribution and service (12b-1) fees	none
Other expenses	0.10%
Total annual series operating expenses	1.34%
Fee waivers and expense reimbursements	(0.18%)	[12]
Total annual series operating expenses after fee waivers and expense reimbursements	1.16%
Macquarie VIP Emerging Markets Series | Service Class
Operating Expenses:
Management fees	1.24%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.10%
Total annual series operating expenses	1.64%
Fee waivers and expense reimbursements	(0.18%)	[12]
Total annual series operating expenses after fee waivers and expense reimbursements	1.46%
Macquarie VIP Total Return Series | Standard Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.35%
Acquired fund fees and expenses	0.02%	[13]
Total annual series operating expenses	1.02%	[14]
Fee waivers and expense reimbursements	(0.17%)	[15]
Total annual series operating expenses after fee waivers and expense reimbursements	0.85%
Macquarie VIP Total Return Series | Service Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.35%
Acquired fund fees and expenses	0.02%	[13]
Total annual series operating expenses	1.32%	[14]
Fee waivers and expense reimbursements	(0.17%)	[15]
Total annual series operating expenses after fee waivers and expense reimbursements	1.15%

[1]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.70% of the Series’ average daily net assets from May 1, 2025 through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[2]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.79% of the Series’ average daily net assets from May 1, 2025 through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[3]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.78% of the Series’ average daily net assets from May 1, 2025 through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[4]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets from May 1, 2025 through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[5]	Acquired fund fees and expenses sets forth the Series' pro rata portion of the cumulative expenses charged by the registered investment companies in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series' assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series' NAV.
[6]	The Total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[7]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.74% of the Series’ average daily net assets from May 1, 2025 through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[8]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.63% of the Series’ average daily net assets from May 1, 2025 through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[9]	Acquired fund fees and expenses sets forth the Series' pro rata portion of the cumulative expenses charged by the registered investment companies in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series' assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series' NAV.
[10]	The Total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[11]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.53% of the Series’ average daily net assets from May 1, 2025 through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[12]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 1.16% of the Series’ average daily net assets from May 1, 2025 through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[13]	Acquired fund fees and expenses sets forth the Series' pro rata portion of the cumulative expenses charged by the registered investment companies in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series' assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series' NAV.
[14]	The Total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[15]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets from May 1, 2025 through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.